Partly-Owned Subsidiaries with Material Non-Controlling Interests - Summary of Interests in Subsidiaries (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of subsidiaries [line items]
Net profit/(loss) for the year allocated to non-controlling interests	¥ (3,603,515)	¥ 953,098	¥ 7,858,086
Accumulated balances of non-controlling interests at the reporting date	¥ 1,825,055	¥ 1,558,255	¥ 1,617,937	¥ 1,521,536
Zhongshi Credit Management Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of equity interest held by non-controlling interests	10.00%	10.00%	10.00%
Net profit/(loss) for the year allocated to non-controlling interests	¥ (33,157)	¥ (4,147)	¥ 5,080
Accumulated balances of non-controlling interests at the reporting date	¥ (16,196)	¥ 16,962	¥ 21,108
Ping An Consumer Finance Co Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage of equity interest held by non-controlling interests	30.00%	30.00%	30.00%
Net profit/(loss) for the year allocated to non-controlling interests	¥ 305,160	¥ 147,078	¥ 56,080
Accumulated balances of non-controlling interests at the reporting date	¥ 1,838,074	¥ 1,531,485	¥ 1,386,016